Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024

Net income/(loss)	¥ (470,394,042)	¥ 37,784,446
Other operating assets	488,955,427	(50,089,318)
Other operating liabilities	(16,338,215)	3,864,473
Net cash (used in)/provided by operating activities	2,223,170	(8,440,399)
Net (decrease)/ increase in cash and cash equivalents	2,223,170	(8,440,399)
Cash and cash equivalents at the beginning of year	5,011,068	12,927,318
Effect of exchange rate change on cash and cash equivalents	(4,739,910)	524,149
Cash and cash equivalents at the end of year	¥ 2,494,328	¥ 5,011,068